Related party transactions (Tables)	12 Months Ended
Mar. 31, 2021
Schedule of Related Party Transactions
Balances payable to related parties are as follows:

	As of March 31,
	2020						2021
	Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Balances in non-interest-bearing deposits	Rs.	35,128.7	Rs.	8,258.8	Rs.	43,387.5	Rs.	31,834.6	Rs.	9,732.0	Rs.	41,566.6	US$	568.3
Balances in interest-bearing deposits		1,662.0		5,954.8		7,616.8		3,772.1		1,830.5		5,602.6		76.6
Accrued expenses and other liabilities		1,002.8		—		1,002.8		1,110.5		—		1,110.5		15.2

Total	Rs.	37,793.5	Rs.	14,213.6	Rs.	52,007.1	Rs.	36,717.2	Rs.	11,562.5	Rs.	48,279.7	US$	660.1

Balances receivable from related parties are as follows:

	As of March 31,
	2020						2021
	Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Loans	Rs.	—	Rs.	26.5	Rs.	26.5	Rs.	—	Rs.	10.6	Rs.	10.6	US$	0.1
Other assets		449.5		1,266.9		1,716.4		1,390.9		1,627.7		3,018.6		41.3

Total	Rs.	449.5	Rs.	1,293.4	Rs.	1,742.9	Rs.	1,390.9	Rs.	1,638.3	Rs.	3,029.2	US$	41.4

Purchase of property and equipment from related parties for the years ended March 31, 2020 and 2021 were nil. Purchase and sale of investments from Others for the year ended March 31, 2021 were Rs.114.3 million (previous year Rs. 4,872.8 million) and Rs. 29,451.1 million (previous year Rs. 28,016.8 million), respectively. Investments of Others in the Bank’s subordinated debt for the fiscal year ended March 31, 2021 were Rs. 400.0 million (previous year Rs. 200.0 million).
Included in the determination of net income are the following significant transactions with related parties:

	Fiscal year ended March 31,
	2019						2020						2021
	Principal owner		Others		Total		Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Non-interest revenue-Fees and commissions	Rs.	2,829.7	Rs.	14,558.3	Rs.	17,388.0	Rs.	3,089.4	Rs.	17,001.7	Rs.	20,091.1	Rs	3,246.5	Rs.	19,801.6	Rs.	23,048.1	US$	315.1
Interest and Dividend revenue		352.0		1,549.7		1,901.7		—		1,194.2		1,194.2		—		552.5		552.5		7.6
Interest expense-Deposits		(54.9)		(138.0)		(192.9)		(85.3)		(84.2)		(169.5)		(108.0)		(171.3)		(279.3)		(3.8)
Non-interest expense-Administrative and other		(4,838.3)		(2,841.7)		(7,680.0)		(5,840.8)		(3,119.6)		(8,960.4)		(5,874.4)		(2,856.3)		(8,730.7)		(119.4)
Non-interest expense-Premises and equipment		(31.2)		(6.1)		(37.3)		(25.8)		(9.7)		(35.5)		(24.3)		(5.2)		(29.5)		(0.4)